Equity-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Restricted Stock Unit Activity
Restricted Stock Unit (“RSU”) activity was as follows during the periods indicated:

	Six Months Ended June 30, 2020
	Restricted Stock Units	Weighted Average Grant Date Fair Value
Unvested at beginning of period	—	$—
Granted	511,537	$21.00
Forfeited	(1,124)	$21.00
Unvested at June 30, 2020	510,413	$21.00

Schedule of Unvested Options Activity
Unvested Options activity was as follows during the periods indicated:

	Six Months Ended June 30, 2020
	Options	Weighted Average Exercise Price
Unvested at beginning of period	—	$—
Effect of Reorganization Transactions and IPO	576,708	$21.00
Forfeited	(7,165)	$21.00
Unvested at June 30, 2020	569,543	$21.00
The aggregate intrinsic value and weighted average remaining contractual terms of Options outstanding and Options exercisable were as follows as of June 30, 2020.

June 30, 2020
Aggregate intrinsic value (in millions)
Unit Options outstanding	$17.1
Unit Options exercisable	$—
Weighted average remaining contractual life (in years)
Unit Options outstanding	9.9 years
Unit Options exercisable	N/A
LTIP Unit activity was as follows during the periods indicated:

	Six Months Ended June 30, 2020
	LTIP Units	Weighted Average Participation Threshold
Unvested at beginning of period	—	$—
Granted	47,620	$21.00
Unvested at June 30, 2020	47,620	$21.00

Schedule of Valuation Assumptions
The fair value of Class A stock options was determined using the Black-Scholes option pricing model with the following assumption ranges and fair value per unit:

Six Months Ended June 30, 2020
Volatility	39.0% to 39.3%
Expected life	5.6 to 5.9 years
Risk-free rate	0.5%
Fair value per unit	$21.00
The fair value of these Class P Units was determined using the Black-Scholes option pricing model with the following assumption ranges and fair value per unit:

	Six Months Ended June 30,
	2020	2019
Volatility	39.9%	40.4% to 41.2%
Expected life	6.5 to 6.8 years	4 years
Risk-free rate	0.5%	1.8% to 2.5%
Fair value per unit	$21.00	$5.20 to $9.04

Equity-based Units Activity
HoldCo Units
Unvested HoldCo Unit activity was as follows during the periods indicated:

	Six Months Ended June 30, 2020
	HoldCo Units	Weighted Average Grant Date Fair Value
Unvested at beginning of period	—	$—
Effect of Reorganization Transactions and IPO	1,332,239	$8.98
Vested	(35,758)	$5.43
Forfeited	(6,262)	$12.77
Unvested at June 30, 2020	1,290,219	$9.06
OpCo Units
OpCo Unit activity was as follows during the periods indicated:

	Six Months Ended June 30, 2020		Six Months Ended June 30, 2019
	OpCo Units	Weighted Average Grant Date Fair Value	OpCo Units
Unvested at beginning of period	228,819	$1.72	441,681
Effect of Reorganization Transactions and IPO	(6,909)	$10.48	—
Vested	(162,218)	$1.72	(118,867)
Forfeited	(59,692)	$0.68	—
Unvested at June 30, 2020	—	$—	322,814
Class P Units
Class P Units were issued under both the prior and current LLC agreement of ZoomInfo OpCo. Class P Unit activity was as follows during the periods indicated:

	Six Months Ended June 30, 2020		Six Months Ended June 30, 2019
	Class P Units	Weighted Average Participation Threshold	Class P Units
Unvested at beginning of period	16,893,603	$6.19	5,716,467
Effect of Reorganization Transactions and IPO	(1,950,930)	$7.01	—
Granted	642,500	$21.00	7,376,918
Vested	(3,504,844)	$5.77	—
Forfeited	(343,289)	$6.56	—
Unvested at June 30, 2020	11,737,040	$6.31	13,093,385

	Six Months Ended June 30, 2020
	LTIP Units	Weighted Average Participation Threshold
Unvested at beginning of period	—	$—
Granted	47,620	$21.00
Unvested at June 30, 2020	47,620	$21.00

Equity-Based Compensation Expense	Including this extra charge as a result
of completing the IPO, compensation expense incurred from all the equity-based incentive awards described above was the following (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
	(unaudited)		(unaudited)
Cost of service and Operating expenses include equity-based compensation expenses as follows:
Cost of service	$15.3	$0.7	$17.0	$1.9
Sales and marketing	32.0	1.4	38.4	4.1
Research and development	8.5	2.6	10.1	2.9
General and administrative	8.7	1.3	10.3	2.7
Total equity-based compensation expense	$64.5	$6.0	$75.8	$11.6

Summary of Unamortized Equity-Based Compensation Costs
As of June 30, 2020, unamortized equity-based compensation costs related to each equity-based incentive award described above is the following:

	Amount	Weighted Average Remaining Service Period (years)
Restricted Stock Units	$10.3	3.2
Class A Common Stock Options	1.6	3.0
HoldCo Units	9.2	2.9
Class P Units	30.4	2.5
LTIP Units	1.0	4.4
HSKB Incentive Units	96.4	2.2
HSKB Phantom Units	5.7	3.0
Total unamortized equity-based compensation cost	$154.6	2.4

DiscoverOrg Holdings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Valuation Assumptions	The fair value of each grant was estimated on the date of the award using a Black-Scholes option pricing model with the following assumption ranges and fair value per unit:

	Year Ended December 31,
	2019	2018
Risk free rate	1.58% - 2.49%	2.49% - 2.82%
Volatility of the underlying assets	38.4% - 41.9%	39.1% - 41.2%
Expected life	4 years	4 years
Marketability discount	(A)	29%
Fair value per common unit	$5.20 - $14.36	$4.00 - $5.20
__________________
(A)In June 2019, the Company began to apply a probability weighted expected return method, where equity values were calculated using an option pricing model under an IPO and non-IPO scenarios and each value was weighted based on estimated probability of occurrence. For common units, an estimated time until a liquidation event of 1.5 - 4.0 years and a marketability discount of 13% - 25% was used, depending on an IPO or non-IPO scenarios. As of December 31, 2019, an 80% weight was applied to an IPO scenario.

Equity-based Units Activity
The number and weighted-average grant date fair value for Common Units and Class P Incentive Units for key activities are as follows:

	Common Units		Class P Units
	Units	Weighted Avg Grant Date Fair Value/Unit	Units	Weighted Avg Grant Date Fair Value/Unit
Non-vested units at December 31, 2018	441,681	$0.43	5,716,467	$1.72
Granted	—	$—	13,310,663	$4.10
Vested	(118,867)	$0.22	(280,563)	$4.22
Forfeited/Canceled	(93,995)	$0.17	(1,852,964)	$2.08
Non-vested units at December 31, 2019 (1)	228,819	$1.72	16,893,603	$3.52
__________________
(1)During the year 24,872 units were modified when non-vested units were permitted to be retained by a separating employee without vesting or forfeiting as per the terms of the original agreement. The fair value of these Common units at the time of the modification was $10.48 per unit.

Equity-Based Compensation Expense
The following table summarizes equity-based compensation expense related to all employee incentive unit awards including Class P Incentive Units, DOH Phantom Units, HSKB Grants, and HSKB Phantom Units (in millions):

	Year Ended December 31,
	2019	2018
Cost of service and Operating expenses include equity-based compensation expenses as follows:
Cost of service	$4.0	$8.3
Sales and marketing	11.2	15.8
Research and development	4.7	1.1
General and administrative	5.2	7.5
Total equity-based compensation expense	$25.1	$32.7